UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021 – March 31, 2022

Item 1. Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Manager”) is pleased to present the shareholder report for the Funds in the Guggenheim Strategy Funds Trust:

Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Funds”). The report covers the semi-annual period ended March 31, 2022.

The investment objective for the Funds is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

The Investment Manager is responsible for the management of the Funds’ portfolio of investments. It is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Manager.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

The Strategy Funds may not be suitable for all investors. The investments in fixed-income instruments are subject to the possibility that interest rates could rise, causing the value of the holdings and share price to decline. Investors in asset- backed securities, including collateralized loan obligations generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. The use of leverage, through borrowings or instruments such as derivatives, may cause the fund to be more volatile and riskier than if it had not been leveraged. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs, all of which are enhanced when investing in emerging markets. In addition, investments in emerging markets are subject to risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. It is important to note that the Funds are not guaranteed by the U.S. government. Please read the prospectus for more detailed information regarding these and other risks.

ECONOMIC AND MARKET OVERVIEW

In the six months ended March 31, 2022, the yield on the two-year Treasury rose 200 basis points to 2.28% from 0.28%, and the 10-year Treasury increased by 80 basis points to 2.32% from 1.52%. The spread between the two-year Treasury and 10-year Treasury narrowed to 4 basis points from 124 basis points as the curve flattened amid market volatility resulting from Russia’s attack on Ukraine, COVID-19 shutdowns in China, and the commencement of rate hikes by the Federal Reserve (the “Fed”). One basis point is equal to 0.01%.

Nevertheless, the U.S. economy appears to remain on a strong footing. The Institute of Supply Management’s March Services Purchasing Managers’ Index showed a continued recovery in the services sector with business activity, employment, and new orders all rising. The March consumer price index (“CPI”) report was encouraging, with core CPI coming in lower than expected at 0.32% month over month, slightly below expectations of 0.5%.

Economic strength continues to embolden the Fed to move aggressively as it attempts to rein in inflation by raising interest rates and shrinking its balance sheet. The Fed is increasingly concerned about inflation and will act aggressively to get monetary policy to what they view is a more appropriate stance. In a recent speech, Lael Brainard, one of the Federal Open Market Committee’s (“FOMC”) traditionally more dovish members, referenced a “rapid pace” of balance sheet reduction and an “expeditious increase” in the fed funds rate, which caused market expectations for the degree of monetary tightening to ramp up.

Brainard’s shift in tone was echoed in the release of the minutes from the March FOMC meeting. The minutes were highly focused on elevated inflation and risks that inflation could stay well above target, as well mentions of an extremely tight labor market. The minutes repeated the phrase that monetary policy would move expeditiously, and contained a section that mentioned many participants would have voted for a 50-basis-point rate hike in March if it weren’t for the uncertainty resulting from the outbreak of war in Ukraine. Given this language, the 50-basis-point move at the May meeting and Fed Chair Jerome Powell’s telegraphing of further 50-basis point hikes came as no surprise. The Fed’s strategy at this point is to get rates back to a neutral level as fast as possible, and then see how far into restrictive territory they need to go based on how the economic and financial market data evolve.

A hawkish Fed has historically paved the way for a bullish approach to bonds. Indeed, we believe many fixed-income sectors are now pricing at compelling levels after enduring a first quarter marked by sharply rising yields, a flattening of the Treasury yield curve, and widening spreads. As the Fed races to raise rates during a period of U.S. economic strength and in the face of several global challenges, we remain diligent in our search for attractive entry points exposed by recent market volatility.

For the six-month period ended March 31, 2022, the S&P 500® Index* returned 5.92%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (net) returned -3.38%. The return of the MSCI Emerging Markets Index* (net) was -8.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -5.92% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -4.16%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions

Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

Guggenheim Strategy Fund II
PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	36.2%
Corporate Bonds	27.7%
Collateralized Mortgage Obligations	20.2%
Money Market Fund	8.3%
Senior Floating Rate Interests	4.1%
Foreign Government Debt	3.4%
Other Assets & Liabilities, net	0.1%
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2022
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	(1.03%)	(0.31%)	1.95%	1.90%
Bloomberg 1-3 Month U.S. Treasury Bill Index	0.04%	0.06%	1.07%	0.71%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
BCC Middle Market CLO LLC, 1.74%	2.0%
Lake Shore MM CLO III LLC, 1.72%	2.0%
ABPCI Direct Lending Fund CLO VII, LP, 1.70%	1.9%
Station Place Securitization Trust, 1.06% due 06/20/22	1.7%
Cerberus Loan Funding XXXVI, LP, 1.64%	1.6%
State of Israel, 0.75%	1.4%
Sound Point CLO XIX Ltd., 1.24%	1.1%
State of Israel, 1.25%	1.1%
JP Morgan Chase Commercial Mortgage Securities Trust, 1.94%	1.0%
Palmer Square Loan Funding Ltd., 1.74%	1.0%
Top Ten Total	14.8%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Strategy Fund III
PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

Portfolio Breakdown	% of Net Assets
Investments
Asset-Backed Securities	35.4%
Corporate Bonds	29.7%
Collateralized Mortgage Obligations	21.0%
Senior Floating Rate Interests	5.9%
Money Market Fund	5.4%
Foreign Government Debt	2.5%
Other Assets & Liabilities, net	0.1%
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2022
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund III	(1.21%)	(0.46%)	2.07%	2.14%
Bloomberg 1-3 Month U.S. Treasury Bill Index	0.04%	0.06%	1.07%	0.71%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
BCC Middle Market CLO LLC, 1.74%	1.9%
Lake Shore MM CLO III LLC, 1.72%	1.9%
ABPCI Direct Lending Fund CLO VII, LP, 1.70%	1.9%
Station Place Securitization Trust, 1.06% due 06/20/22	1.5%
Cerberus Loan Funding XXXVI, LP, 1.64%	1.5%
State of Israel, 1.25%	1.3%
State of Israel, 0.75%	1.2%
Athene Global Funding, 0.61%	1.0%
Palmer Square Loan Funding Ltd., 1.74%	1.0%
Sound Point CLO XIX Ltd., 1.24%	1.0%
Top Ten Total	14.2%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Variable Insurance Strategy Fund III
PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2022

Portfolio Breakdown	% of Net Assets
Investments
Asset-Backed Securities	35.5%
Corporate Bonds	31.0%
Collateralized Mortgage Obligations	20.4%
Money Market Fund	6.3%
Senior Floating Rate Interests	4.5%
Foreign Government Debt	2.4%
Other Assets & Liabilities, net	(0.1%)
Net Assets	100.0%

Average Annual Returns*
Periods Ended March 31, 2022
	6 Month†	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Variable Insurance Strategy Fund III	(1.21%)	(0.43%)	1.97%	2.09%
Bloomberg 1-3 Month U.S. Treasury Bill Index	0.04%	0.06%	1.07%	0.71%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government,

are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
ABPCI Direct Lending Fund CLO VII, LP, 1.70%	1.9%
BCC Middle Market CLO LLC, 1.74%	1.9%
Lake Shore MM CLO III LLC, 1.72%	1.9%
Station Place Securitization Trust, 1.06% due 06/20/22	1.7%
Cerberus Loan Funding XXXVI, LP, 1.64%	1.5%
State of Israel, 0.75%	1.3%
KVK CLO 2013-1 Ltd., 1.69%	1.2%
State of Israel, 1.25%	1.1%
Palmer Square Loan Funding Ltd., 1.74%	1.0%
Sound Point CLO XIX Ltd., 1.24%	1.0%
Top Ten Total	14.5%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2021 and ending March 31, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund II	0.10%	(1.03%)	$1,000.00	$989.70	$0.50
Guggenheim Strategy Fund III	0.11%	(1.21%)	1,000.00	987.90	0.55
Guggenheim Variable Insurance Strategy Fund III	0.18%	(1.21%)	1,000.00	987.90	0.89

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund II	0.10%	5.00%	$1,000.00	$1,024.43	$0.50
Guggenheim Strategy Fund III	0.11%	5.00%	1,000.00	1,024.38	0.56
Guggenheim Variable Insurance Strategy Fund III	0.18%	5.00%	1,000.00	1,024.03	0.91

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
2	Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
3	Actual cumulative return at net asset value for the period September 30, 2021 to March 31, 2022.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MONEY MARKET FUND† - 8.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[1]	31,663,158	$ 31,663,158
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[1]	171,302	171,302
Total Money Market Fund
(Cost $31,834,460)		31,834,460
	Face Amount~
ASSET-BACKED SECURITIES†† - 36.2%
Collateralized Loan Obligations - 29.3%
BCC Middle Market CLO LLC
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	7,750,000	7,653,434
Lake Shore MM CLO III LLC
2021-2A, 1.72% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	7,650,000	7,589,692
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.70% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,500,000	7,435,129
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	6,100,296	6,067,949
Palmer Square Loan Funding Ltd.
2022-1A, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,750,000
2021-2A, 1.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,750,000	1,709,285
2019-3A, 1.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,2	258,589	257,521
BXMT Ltd.
2020-FL2, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	2,500,000	2,460,964
2020-FL3, 1.92% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	1,750,000	1,733,989
Sound Point CLO XIX Ltd.
2018-1A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	4,135,000	4,100,419
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,500,000	3,478,360
Woodmont Trust
2020-7A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	3,050,000	3,062,696
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.62% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	3,000,000	2,955,902
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,2	2,861,625	2,858,608
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,823,462	2,810,172
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	2,750,000	2,733,936
Shackleton VIII CLO Ltd.
2017-8A, 1.17% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	2,591,169	2,579,389
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,500,000	2,460,850
LCCM Trust
2021-FL3, 1.85% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	1,400,000	1,385,077
2021-FL2, 2.30% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,2	1,000,000	989,725

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.2% (continued)
Collateralized Loan Obligations - 29.3% (continued)
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	$ 2,232,251
Marathon CLO V Ltd.
2017-5A, 1.93% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	1,618,482	1,613,496
2017-5A, 1.35% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	586,477	585,396
Owl Rock CLO IV Ltd.
2021-4A, 2.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,151,907
FS Rialto
2021-FL3, 2.23% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊	2,000,000	1,965,345
Venture XIV CLO Ltd.
2020-14A, 1.54% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,946,787	1,936,070
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.67% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	1,900,000	1,866,830
Cerberus 2112 Levered LLC
2.49% (90 Day Average SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊	1,850,000	1,816,177
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	1,750,000	1,742,048
Golub Capital Partners CLO 54M, LP
2021-54A, 1.85% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,736,178
Cerberus Loan Funding XXXV, LP
2021-5A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,729,925
HERA Commercial Mortgage Ltd.
2021-FL1, 1.52% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	1,750,000	1,728,362
Parliament CLO II Ltd.
2021-2A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	1,750,000	1,724,139
Denali Capital CLO XI Ltd.
2018-1A, 1.38% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	1,683,596	1,681,379
Cerberus Loan Funding XXX, LP
2020-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,500,000	1,506,722
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.36% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,499,276
BRSP Ltd.
2021-FL1, 2.35% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,479,291
Carlyle GMS Finance MM CLO 2015-1 LLC
2018-1A, 1.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,400,000	1,399,625
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,250,000	1,250,125
Oaktree CLO Ltd.
2017-1A, 1.60% (3 Month USD LIBOR + 1.35%) due 10/20/27◊,2	1,250,000	1,244,349
LoanCore Issuer Ltd.
2018-CRE1, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	1,000,000	999,108
2018-CRE1, 1.53% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,2	193,014	192,933

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.2% (continued)
Collateralized Loan Obligations - 29.3% (continued)
Wellfleet CLO Ltd.
2020-2A, 1.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	1,194,258	$1,189,604
GPMT Ltd.
2019-FL2, 1.47% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	1,074,104	1,070,637
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	1,000,000	1,002,310
Cerberus Loan Funding XXXII, LP
2021-2A, 1.86% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	996,923
Cerberus Loan Funding XXXI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	1,000,000	996,137
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.80% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	994,342
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	753,095
Cerberus Loan Funding XXVI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	750,000	746,191
Avery Point VI CLO Ltd.
2021-6A, 1.22% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27◊,2	737,671	733,604
Newfleet CLO Ltd.
2018-1A, 1.20% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	422,449	421,298
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.24% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	350,000	339,624
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	300,000	300,041
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,2	101,133	101,096
Diamond CLO Ltd.
2021-1A, 1.46% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29◊,2	35,818	35,811
Total Collateralized Loan Obligations		111,834,742
Financial - 2.9%
Station Place Securitization Trust
2021-9, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22◊,†††,2	6,400,000	6,400,000
2021-15, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,2	3,600,000	3,600,000
Madison Avenue Secured Funding Trust Series
2021-1, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	950,000	950,000
Total Financial		10,950,000
Transport-Container - 1.2%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,745,000	2,483,605
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,337,821	1,214,495
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	776,333	702,458

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.2% (continued)
Transport-Container - 1.2% (continued)
2020-1A, 2.73% due 08/21/45[2]	418,552	$405,458
Total Transport-Container		4,806,016
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,418,618	3,212,545
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	964,505	887,311
Total Net Lease		4,099,856
Transport-Aircraft - 0.9%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	1,456,639	1,343,462
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,536,167	1,324,721
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	800,805	722,200
Total Transport-Aircraft		3,390,383
Whole Business - 0.8%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	2,079,000	2,063,177
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,246,875	1,127,667
Total Whole Business		3,190,844
Total Asset-Backed Securities
(Cost $140,357,426)		138,271,841
CORPORATE BONDS†† - 27.7%
Financial - 9.4%
Athene Global Funding
2.51% due 03/08/24[2]	3,700,000	3,642,508
Charles Schwab Corp.
0.80% (SOFR Compounded Index + 0.50%) due 03/18/24◊	3,550,000	3,540,183
JPMorgan Chase & Co.
0.70% due 03/16/24[3]	3,550,000	3,482,564
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	3,550,000	3,401,534
F&G Global Funding
0.90% due 09/20/24[2]	3,450,000	3,252,222
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,450,000	2,440,604
Credit Suisse AG NY
0.44% (SOFR Compounded Index + 0.39%) due 02/02/24◊	2,200,000	2,182,676
American Express Co.
0.98% (SOFR + 0.93%) due 03/04/25◊	1,800,000	1,815,255
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	1,850,000	1,748,509
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,697,165
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	1,650,000	1,666,672
Goldman Sachs Group, Inc.
0.75% (SOFR + 0.70%) due 01/24/25◊	1,000,000	993,290
Citigroup, Inc.
0.84% (SOFR + 0.69%) due 01/25/26◊	950,000	934,600
Standard Chartered plc
1.32% due 10/14/23[2,3]	900,000	891,520
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	886,825
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	885,389
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	826,331
GA Global Funding Trust
1.63% due 01/15/26[2]	600,000	557,913
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	357,909
Brighthouse Financial Global Funding
0.81% (SOFR + 0.76%) due 04/12/24◊,2	350,000	350,767
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	250,000	253,175
Total Financial		35,807,611
Consumer, Non-cyclical - 4.5%
AmerisourceBergen Corp.
0.74% due 03/15/23	3,550,000	3,497,713
Illumina, Inc.
0.55% due 03/23/23	3,550,000	3,482,232
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,018,741
2.05% due 04/15/26[2]	900,000	839,268
1.15% due 06/07/24[2]	800,000	758,978
Global Payments, Inc.
1.50% due 11/15/24	1,900,000	1,816,474
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,800,000	1,735,922
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	1,033,094
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	1,011,045
CVS Health Corp.
4.00% due 12/05/23	650,000	662,246

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 27.7% (continued)
Consumer, Non-cyclical - 4.5% (continued)
Stryker Corp.
3.38% due 05/15/24	650,000	$657,524
Spectrum Brands, Inc.
5.75% due 07/15/25	350,000	356,562
Block, Inc.
2.75% due 06/01/26[2]	150,000	141,783
Total Consumer, Non-cyclical		17,011,582
Industrial - 4.0%
Boeing Co.
1.95% due 02/01/24	3,300,000	3,226,401
1.43% due 02/04/24	1,850,000	1,789,336
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,500,328
Graphic Packaging International LLC
0.82% due 04/15/24[2]	2,550,000	2,423,295
CNH Industrial Capital LLC
1.95% due 07/02/23	1,620,000	1,603,259
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	866,400
TD SYNNEX Corp.
1.25% due 08/09/24[2]	900,000	855,057
Vontier Corp.
1.80% due 04/01/26	850,000	768,578
Berry Global, Inc.
0.95% due 02/15/24	800,000	765,876
Jabil, Inc.
1.70% due 04/15/26	250,000	231,432
Weir Group plc
2.20% due 05/13/26[2]	200,000	186,785
Total Industrial		15,216,747
Utilities - 3.1%
NextEra Energy Capital Holdings, Inc.
0.59% (SOFR Compounded Index + 0.54%) due 03/01/23◊	3,550,000	3,546,336
CenterPoint Energy Resources Corp.
1.00% (3 Month USD LIBOR + 0.50%) due 03/02/23◊	2,184,000	2,177,253
Atmos Energy Corp.
0.63% due 03/09/23	1,800,000	1,773,234
ONE Gas, Inc.
1.10% due 03/11/24	1,800,000	1,736,272
Alexander Funding Trust
1.84% due 11/15/23[2]	1,750,000	1,696,241
OGE Energy Corp.
0.70% due 05/26/23	650,000	636,793
Total Utilities		11,566,129
Technology - 2.6%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	3,550,000	3,398,611
HCL America, Inc.
1.38% due 03/10/26[2]	2,800,000	2,563,536
Microchip Technology, Inc.
2.67% due 09/01/23	1,940,000	1,933,502
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,366,661
Infor, Inc.
1.45% due 07/15/23[2]	780,000	764,169
Total Technology		10,026,479
Communications - 1.9%
eBay, Inc.
1.40% due 05/10/26	1,850,000	1,722,249
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,457,599
Rogers Communications, Inc.
2.95% due 03/15/25[2]	900,000	893,502
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	620,893
2.25% due 02/15/26	250,000	235,575
Paramount Global
4.75% due 05/15/25	810,000	841,518
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	850,000	807,500
Level 3 Financing, Inc.
5.38% due 05/01/25	750,000	757,125
Total Communications		7,335,961
Energy - 0.9%
Enbridge, Inc.
0.84% (SOFR Compounded Index + 0.63%) due 02/16/24◊	1,950,000	1,949,518
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,592,234
Total Energy		3,541,752
Consumer, Cyclical - 0.9%
Magallanes, Inc.
3.64% due 03/15/25[2]	2,150,000	2,163,063
Hyatt Hotels Corp.
1.80% due 10/01/24	1,200,000	1,154,569
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	100,000	106,502
Total Consumer, Cyclical		3,424,134
Basic Materials - 0.4%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	850,000	866,919
Carpenter Technology Corp.
4.45% due 03/01/23	700,000	712,950
Total Basic Materials		1,579,869
Total Corporate Bonds
(Cost $108,903,537)		105,510,264
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2%
Residential Mortgage-Backed Securities - 16.4%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	2,735,379	2,628,517
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	1,309,271	1,282,763
2020-NQM1, 1.21% due 05/25/65[2,4]	1,123,119	1,104,847

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Residential Mortgage-Backed Securities - 16.4% (continued)
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	927,673	$878,526
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	659,879	628,085
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	1,641,171	1,599,694
2021-6, 1.89% (WAC) due 10/25/66◊,2	875,762	833,875
2019-4, 2.85% due 11/25/59[2,4]	541,879	541,244
2020-1, 2.42% due 01/25/60[2,4]	437,094	435,312
2019-4, 2.64% due 11/25/59[2,4]	326,296	325,950
2021-3, 1.44% (WAC) due 06/25/66◊,2	317,710	300,430
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	1,883,258	1,774,731
2022-R1, 3.13% due 01/29/70[2,4]	1,242,140	1,174,615
2021-HE1, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	569,302	566,835
2021-HE2, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	284,153	283,028
PRPM LLC
2021-5, 1.79% due 06/25/26[2,4]	1,596,080	1,512,696
2022-1, 3.72% due 02/25/27[2,4]	1,525,103	1,498,097
2021-8, 1.74% (WAC) due 09/25/26◊,2	758,563	718,843
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,550,000	2,478,900
2020-T3, 1.32% due 10/15/52[2]	1,050,000	1,045,550
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	1,612,424	1,534,820
2021-GS4, 1.65% due 11/25/60[2,4]	1,348,899	1,272,798
2021-GS2, 1.75% due 04/25/61[2,4]	648,282	618,065
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	2,623,158	2,623,234
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	1,275,223	1,267,743
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,235,290	1,227,287
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	2,691,546	2,561,661
Home Equity Loan Trust
2007-FRE1, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	2,210,182	2,113,438
Soundview Home Loan Trust
2006-OPT5, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	1,980,014	1,937,303
2006-1, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36◊	109,480	109,386
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,750,000	1,727,868
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.09% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,689,486	1,669,934
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	944,657	944,987
2017-5, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	700,847	698,229
NovaStar Mortgage Funding Trust Series
2007-2, 0.66% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,613,698	1,574,195
FKRT
2.21% due 11/30/58†††,5	1,550,000	1,492,650
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	1,548,141	1,481,295

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Residential Mortgage-Backed Securities - 16.4% (continued)
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.03% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	1,424,310	$1,417,793
Towd Point Revolving Trust
4.83% due 09/25/64[5]	1,250,000	1,251,036
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,5	858,859	860,135
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	272,023	267,276
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	1,049,315	1,037,866
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	1,000,000	985,708
ZH Trust
2021-2, 2.35% due 10/17/27[2]	500,000	491,069
2021-1, 2.25% due 02/18/27[2]	500,000	490,919
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	510,443	506,249
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	468,497	465,139
Banc of America Funding Trust
2015-R2, 0.72% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	943,082	923,529
Countrywide Asset-Backed Certificates
2006-6, 0.80% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	846,310	843,095
Alternative Loan Trust
2007-OA7, 0.60% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	819,256	744,747
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	755,176	734,599
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	718,317	704,187
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	671,917	653,282
HarborView Mortgage Loan Trust
2006-14, 0.60% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47◊	692,294	641,295
CIT Mortgage Loan Trust
2007-1, 1.81% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	450,644	450,828
2007-1, 1.91% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37◊,2	81,323	81,425
Morgan Stanley Home Equity Loan Trust
2006-2, 1.02% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	470,896	467,381
CSMC Series
2014-2R, 0.39% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	432,836	427,980
Nationstar Home Equity Loan Trust
2007-B, 0.68% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	366,170	363,614
Citigroup Mortgage Loan Trust
2007-WFH2, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	164,654	164,439
2019-IMC1, 2.72% (WAC) due 07/25/49◊,2	164,559	162,884
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 1.10% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	245,068	244,867

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.2% (continued)
Residential Mortgage-Backed Securities - 16.4% (continued)
FBR Securitization Trust
2005-2, 1.21% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	199,604	$199,284
Structured Asset Investment Loan Trust
2005-2, 1.19% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	189,580	188,172
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	179,509	178,165
Total Residential Mortgage-Backed Securities		62,414,394
Commercial Mortgage Backed Securities - 3.8%
BX Commercial Mortgage Trust
2021-VOLT, 2.05% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,614,771
2022-LP2, 1.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	1,100,000	1,076,627
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.94% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,797,304
Citigroup Commercial Mortgage Trust
2018-C6, 0.77% (WAC) due 11/10/51◊,6	48,515,089	2,082,835
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.59% (WAC) due 06/15/51◊,6	46,612,498	1,101,934
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,6	24,772,058	992,190
Life Mortgage Trust
2021-BMR, 1.50% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	933,822	902,264
BXHPP Trust
2021-FILM, 1.50% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	479,969
Motel Trust
2021-MTL6, 1.60% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38◊,2	420,501	413,336
KKR Industrial Portfolio Trust
2021-KDIP, 1.40% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	225,000	219,913
Total Commercial Mortgage Backed Securities		14,681,143
Total Collateralized Mortgage Obligations
(Cost $78,839,742)		77,095,537
SENIOR FLOATING RATE INTERESTS††,◊ - 4.1%
Industrial - 1.8%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	1,750,000	1,804,407
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	1,563,807	1,539,615
Hunter Douglas, Inc.
4.00% (3 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	1,000,000	978,750
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	986,240	960,075
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	850,000	880,812
Filtration Group Corp.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	444,002	437,018
Standard Industries, Inc.
3.79% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	286,988	286,127
Total Industrial		6,886,804
Technology - 0.8%
Emerald TopCo, Inc. (Press Ganey)
3.80% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	942,766	929,068
Dun & Bradstreet
3.70% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	873,686	864,477

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.1% (continued)
Technology - 0.8% (continued)
Boxer Parent Company, Inc.
4.76% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/02/25	542,987	$539,256
Entegris, Inc.
due 03/02/29	500,000	498,335
Sabre GLBL, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	221,131	217,401
MACOM Technology Solutions Holdings, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	135,980	134,110
Total Technology		3,182,647
Financial - 0.5%
USI, Inc.
4.26% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	586,512	581,134
4.01% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	393,814	390,853
Nexus Buyer LLC
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	346,456	342,731
Focus Financial Partners LLC
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	345,513	340,403
HUB International Ltd.
3.27% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	296,164	292,491
Total Financial		1,947,612
Consumer, Cyclical - 0.5%
Stars Group (Amaya)
3.26% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	995,000	986,085
Power Solutions (Panther)
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	786,469	775,654
Total Consumer, Cyclical		1,761,739
Communications - 0.2%
Internet Brands, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	841,192	829,861
Consumer, Non-cyclical - 0.2%
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	816,154	811,567
Energy - 0.1%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	195,020	192,095
Total Senior Floating Rate Interests
(Cost $15,764,808)		15,612,325
FOREIGN GOVERNMENT DEBT†† - 3.4%
State of Israel
0.75% due 07/31/22	ILS 16,830,000	5,290,062
1.25% due 11/30/22	ILS 12,743,000	4,022,074
Czech Republic
0.10% due 04/17/22	CZK 78,600,000	3,551,410
Total Foreign Government Debt
(Cost $12,808,017)		12,863,546
Total Investments - 99.9%
(Cost $388,507,990)		$ 381,187,973
Other Assets & Liabilities, net - 0.1%		216,230
Total Net Assets - 100.0%		$ 381,404,203

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.94%	Quarterly	10/26/24	$30,000,000	$1,234,984	$321	$1,234,663
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.87%	Quarterly	08/25/26	14,000,000	977,000	319	976,681
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.42%	Annually	03/04/24	3,700,000	55,287	297	54,990
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	28,772	294	28,478

BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	$1,410,000	$27,478	$299	$27,179
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	21,574	299	21,275
								$2,345,095	$1,829	$2,343,266

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
UBS AG	CZK	Sell	11,790	504 USD	04/28/22	$(30)
Barclays Bank plc	CZK	Sell	78,678,600	3,559,832 USD	04/19/22	(4,458)
UBS AG	ILS	Sell	4,516,763	1,430,316 USD	11/30/22	(6,410)
Barclays Bank plc	ILS	Sell	8,385,525	2,658,725 USD	11/30/22	(8,605)
UBS AG	ILS	Sell	6,619,410	2,052,791 USD	08/01/22	(35,472)
Goldman Sachs International	ILS	Sell	10,337,160	3,204,625 USD	08/01/22	(56,497)
						$(111,472)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of March 31, 2022.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $218,564,974 (cost $223,612,474), or 57.3% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,842,485 (cost $4,908,405), or 1.3% of total net assets — See Note 9.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$ 31,834,460	$ —	$ —	$ 31,834,460
Asset-Backed Securities	—	127,321,841	10,950,000	138,271,841
Corporate Bonds	—	105,510,264	—	105,510,264
Collateralized Mortgage Obligations	—	75,602,887	1,492,650	77,095,537
Senior Floating Rate Interests	—	15,612,325	—	15,612,325
Foreign Government Debt	—	12,863,546	—	12,863,546
Interest Rate Swap Agreements**	—	2,343,266	—	2,343,266
Total Assets	$ 31,834,460	$339,254,129	$ 12,442,650	$ 383,531,239

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 111,472	$ —	$ 111,472

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 10,950,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	1,492,650	Model Price	Market Comparable Yields	4.7%	—
Total Assets	$ 12,442,650

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $5,092,650 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets
	Asset Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$7,200,000	$1,690,874	$8,890,874
Purchases/(Receipts)	950,000	—	950,000
(Sales, maturities and paydowns)/Fundings	(800,000)	(1,690,874)	(2,490,874)
Amortization of premiums/discounts	—	(4)	(4)
Total realized gains (losses) included in earnings	—	(791)	(791)
Total change in unrealized appreciation (depreciation) included in earnings	—	795	795
Transfers into Level 3	3,600,000	1,492,650	5,092,650
Transfers out of Level 3	—	—	—
Ending Balance	$10,950,000	$1,492,650	$12,442,650
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$—	$—	$—

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/26/25	7.72%	02/26/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MONEY MARKET FUND† - 5.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[1]	10,946,183	$ 10,946,183
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[1]	8,863,089	8,863,089
Total Money Market Fund
(Cost $19,809,272)		19,809,272
	Face Amount~
ASSET-BACKED SECURITIES†† - 35.4%
Collateralized Loan Obligations - 28.1%
BCC Middle Market CLO LLC
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	7,250,000	7,159,664
Lake Shore MM CLO III LLC
2021-2A, 1.72% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	7,050,000	6,994,422
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.70% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,000,000	6,939,454
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	5,706,728	5,676,469
Palmer Square Loan Funding Ltd.
2022-1A, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,750,000
2021-2A, 1.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,250,000	1,220,918
2019-3A, 1.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,2	258,589	257,521
Sound Point CLO XIX Ltd.
2018-1A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	3,750,000	3,718,639
BXMT Ltd.
2020-FL2, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	2,250,000	2,214,867
2020-FL3, 1.92% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	1,250,000	1,238,564
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,000,000	2,981,452
Parliament CLO II Ltd.
2021-2A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	3,000,000	2,955,667
Woodmont Trust
2020-7A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,850,000	2,861,863
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,2	2,791,829	2,788,886
BRSP Ltd.
2021-FL1, 2.35% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,712,033
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.62% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	2,500,000	2,463,252
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,352,885	2,341,810
LCCM Trust
2021-FL3, 1.85% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	1,300,000	1,286,143
2021-FL2, 2.30% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,2	1,000,000	989,725
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	2,232,251

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Collateralized Loan Obligations - 28.1% (continued)
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	2,000,000	$1,988,317
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,000,000	1,968,680
Cerberus 2112 Levered LLC
2.49% (90 Day Average SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊	1,850,000	1,816,177
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.67% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	1,800,000	1,768,575
Golub Capital Partners CLO 54M, LP
2021-54A, 1.85% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,736,178
Cerberus Loan Funding XXXV, LP
2021-5A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,729,925
Shackleton VIII CLO Ltd.
2017-8A, 1.17% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	1,727,446	1,719,592
Venture XIV CLO Ltd.
2020-14A, 1.54% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,703,439	1,694,062
Owl Rock CLO IV Ltd.
2021-4A, 2.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,501,331
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,493,184
Denali Capital CLO XI Ltd.
2018-1A, 1.38% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	1,431,056	1,429,172
Carlyle GMS Finance MM CLO 2015-1 LLC
2018-1A, 1.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,350,000	1,349,639
Cerberus Loan Funding XXX, LP
2020-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,250,000	1,255,602
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.36% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,249,396
HERA Commercial Mortgage Ltd.
2021-FL1, 1.52% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊	1,250,000	1,234,544
LoanCore Issuer Ltd.
2018-CRE1, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	1,000,000	999,108
2018-CRE1, 1.53% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,2	193,014	192,933
Marathon CLO V Ltd.
2017-5A, 1.93% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	688,716	686,594
2017-5A, 1.35% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	499,332	498,412
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	1,000,100
Cerberus Loan Funding XXXII, LP
2021-2A, 1.86% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	996,923

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Collateralized Loan Obligations - 28.1% (continued)
Cerberus Loan Funding XXXI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	1,000,000	$996,137
Voya CLO Ltd.
2020-1A, 1.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31◊,2	1,000,000	992,444
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.52% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,2	989,329	985,704
GPMT Ltd.
2019-FL2, 1.47% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	984,595	981,417
Greystone Commercial Real Estate Notes
2021-FL3, 2.05% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	971,233
BDS Ltd.
2021-FL8, 2.02% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	1,000,000	969,758
Wellfleet CLO Ltd.
2020-2A, 1.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	955,406	951,683
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	753,095
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	750,000	751,732
Cerberus Loan Funding XXVI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	750,000	746,191
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.80% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	750,000	745,756
Avery Point VI CLO Ltd.
2021-6A, 1.22% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27◊,2	570,018	566,876
Newfleet CLO Ltd.
2018-1A, 1.20% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	422,449	421,298
Oaktree CLO Ltd.
2017-1A, 1.12% (3 Month USD LIBOR + 0.87%) due 10/20/27◊,2	347,296	346,756
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.24% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	300,000	291,106
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	250,000	250,034
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.14% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27◊,2	83,154	83,124
Diamond CLO Ltd.
2021-1A, 1.46% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29◊,2	27,552	27,547
Total Collateralized Loan Obligations		102,923,935
Financial - 2.3%
Station Place Securitization Trust
2021-9, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22◊,†††,2	5,700,000	5,700,000
2021-15, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,2	1,750,000	1,750,000

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Financial - 2.3% (continued)
Madison Avenue Secured Funding Trust Series
2021-1, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	900,000	$900,000
Total Financial		8,350,000
Whole Business - 1.4%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	1,980,000	1,964,930
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,209,375	1,208,961
2018-1A, 4.12% due 07/25/48[2]	483,750	486,029
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,246,875	1,127,668
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	447,750	415,277
Total Whole Business		5,202,865
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,686,057	2,524,142
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	932,505
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	723,379	665,483
Total Net Lease		4,122,130
Transport-Container - 1.0%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,058,750	1,862,704
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	639,333	578,495
2020-1A, 2.73% due 08/21/45[2]	376,697	364,912
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	891,881	809,663
Total Transport-Container		3,615,774
Transport-Aircraft - 0.9%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,353,290	1,167,016
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	1,213,866	1,119,552
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	800,805	722,200
Raspro Trust
2005-1A, 1.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	219,914	218,875
Total Transport-Aircraft		3,227,643
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[2]	2,250,000	2,192,856
Total Asset-Backed Securities
(Cost $131,722,603)		129,635,203
CORPORATE BONDS†† - 29.7%
Financial - 11.4%
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	2,750,000	2,634,991
2.55% due 03/10/25[2]	1,800,000	1,761,170
Athene Global Funding
0.61% (SOFR + 0.56%) due 08/19/24◊,2	3,850,000	3,787,267
F&G Global Funding
0.90% due 09/20/24[2]	3,250,000	3,063,687
Swedbank AB
0.85% due 03/18/24[2]	3,000,000	2,886,269
JPMorgan Chase & Co.
0.70% due 03/16/24[3]	2,750,000	2,697,761
Morgan Stanley
0.73% due 04/05/24[3]	1,350,000	1,322,173
1.00% (SOFR + 0.95%) due 02/18/26◊	950,000	950,258
Bank of America Corp.
0.74% (SOFR + 0.69%) due 04/22/25◊	2,100,000	2,087,504

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 29.7% (continued)
Financial - 11.4% (continued)
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	$1,992,330
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	1,950,000	1,946,820
American Express Co.
0.98% (SOFR + 0.93%) due 03/04/25◊	1,800,000	1,815,255
Goldman Sachs Group, Inc.
0.75% (SOFR + 0.70%) due 01/24/25◊	1,000,000	993,290
3.00% due 03/15/24	800,000	798,986
Credit Suisse AG NY
0.44% (SOFR Compounded Index + 0.39%) due 02/02/24◊	1,750,000	1,736,219
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	1,700,000	1,606,738
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,376,080
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	1,350,000	1,363,641
Citigroup, Inc.
0.84% (SOFR + 0.69%) due 01/25/26◊	950,000	934,600
Jackson National Life Global Funding
1.75% due 01/12/25[2]	950,000	909,732
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	886,825
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	885,389
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	780,423
Standard Chartered plc
1.32% due 10/14/23[2,3]	750,000	742,934
GA Global Funding Trust
1.63% due 01/15/26[2]	450,000	418,435
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	357,909
Brighthouse Financial Global Funding
0.81% (SOFR + 0.76%) due 04/12/24◊,2	300,000	300,657
Iron Mountain, Inc.
5.00% due 07/15/28[2]	275,000	268,089
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	200,000	202,540
Nordea Bank Abp
1.45% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	200,000	200,986
Total Financial		41,708,958
Industrial - 4.2%
Boeing Co.
1.95% due 02/01/24	3,050,000	2,981,976
1.43% due 02/04/24	950,000	918,849
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,700,223
3.75% due 06/09/23	700,000	707,912
Graphic Packaging International LLC
0.82% due 04/15/24[2]	1,950,000	1,853,108
CNH Industrial Capital LLC
1.95% due 07/02/23	1,350,000	1,336,050
Teledyne Technologies, Inc.
0.65% due 04/01/23	1,350,000	1,326,970
Berry Global, Inc.
0.95% due 02/15/24	1,200,000	1,148,814
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[2]	850,000	818,893
TD SYNNEX Corp.
1.25% due 08/09/24[2]	850,000	807,553
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	684,000
Vontier Corp.
1.80% due 04/01/26	650,000	587,737
Weir Group plc
2.20% due 05/13/26[2]	200,000	186,785
Jabil, Inc.
1.70% due 04/15/26	200,000	185,145
Total Industrial		15,244,015
Consumer, Non-cyclical - 4.1%
AmerisourceBergen Corp.
0.74% due 03/15/23	2,750,000	2,709,496
Illumina, Inc.
0.55% due 03/23/23	2,750,000	2,697,504
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,018,741
1.15% due 06/07/24[2]	700,000	664,106
2.05% due 04/15/26[2]	700,000	652,764
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,720,870
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,350,000	1,301,942
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	1,033,093
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	1,011,045
CVS Health Corp.
4.00% due 12/05/23	500,000	509,420
Stryker Corp.
3.38% due 05/15/24	500,000	505,788
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2]	501,000	493,485
Bunge Limited Finance Corp.
3.00% due 09/25/22	400,000	402,044
Spectrum Brands, Inc.
5.75% due 07/15/25	300,000	305,625

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 29.7% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Block, Inc.
2.75% due 06/01/26[2]	100,000	$94,522
Total Consumer, Non-cyclical		15,120,445
Technology - 2.8%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	2,750,000	2,632,727
HCL America, Inc.
1.38% due 03/10/26[2]	2,200,000	2,014,207
Microchip Technology, Inc.
2.67% due 09/01/23	1,820,000	1,813,904
Infor, Inc.
1.45% due 07/15/23[2]	1,470,000	1,440,164
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,272,409
Skyworks Solutions, Inc.
0.90% due 06/01/23	1,000,000	977,677
Total Technology		10,151,088
Communications - 2.5%
NTT Finance Corp.
0.58% due 03/01/24[2]	2,750,000	2,636,018
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,409,013
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,396,419
Rogers Communications, Inc.
2.95% due 03/15/25[2]	900,000	893,502
Paramount Global
4.75% due 05/15/25	740,000	768,793
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	477,610
2.25% due 02/15/26	200,000	188,460
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	700,000	665,000
Level 3 Financing, Inc.
5.38% due 05/01/25	600,000	605,700
Total Communications		9,040,515
Utilities - 2.4%
NextEra Energy Capital Holdings, Inc.
0.59% (SOFR Compounded Index + 0.54%) due 03/01/23◊	2,750,000	2,747,162
CenterPoint Energy Resources Corp.
1.00% (3 Month USD LIBOR + 0.50%) due 03/02/23◊	1,668,000	1,662,847
Atmos Energy Corp.
0.63% due 03/09/23	1,400,000	1,379,182
ONE Gas, Inc.
1.10% due 03/11/24	1,400,000	1,350,434
Alexander Funding Trust
1.84% due 11/15/23[2]	1,350,000	1,308,529
OGE Energy Corp.
0.70% due 05/26/23	550,000	538,824
Total Utilities		8,986,978
Consumer, Cyclical - 0.9%
Magallanes, Inc.
3.64% due 03/15/25[2]	2,150,000	2,163,063
Hyatt Hotels Corp.
1.80% due 10/01/24	1,150,000	1,106,462
Total Consumer, Cyclical		3,269,525
Energy - 0.9%
Enbridge, Inc.
0.84% (SOFR Compounded Index + 0.63%) due 02/16/24◊	1,850,000	1,849,543
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,302,737
Occidental Petroleum Corp.
2.70% due 02/15/23	97,000	97,126
Total Energy		3,249,406
Basic Materials - 0.5%
Alcoa Nederland Holding BV
5.50% due 12/15/27[2]	700,000	724,556
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	650,000	662,938
Carpenter Technology Corp.
4.45% due 03/01/23	550,000	560,175
Total Basic Materials		1,947,669
Total Corporate Bonds
(Cost $112,028,966)		108,718,599
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.0%
Residential Mortgage-Backed Securities - 17.9%
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	3,600,000	3,479,451
2021-5, 1.79% due 06/25/26[2,4]	1,368,069	1,296,597
2021-8, 1.74% (WAC) due 09/25/26◊,2	716,421	678,908
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	2,149,226	2,065,263
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	935,193	916,259
2020-NQM1, 1.21% due 05/25/65[2,4]	921,963	906,964
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	927,673	878,526
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	659,879	628,085
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	1,299,260	1,266,424
2021-6, 1.89% (WAC) due 10/25/66◊,2	875,762	833,875
2021-5, 1.37% (WAC) due 09/25/66◊,2	905,429	833,552
2019-4, 2.85% due 11/25/59[2,4]	541,879	541,244

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.0% (continued)
Residential Mortgage-Backed Securities - 17.9% (continued)
2021-4, 1.35% (WAC) due 07/25/66◊,2	405,426	$380,574
2020-1, 2.42% due 01/25/60[2,4]	364,245	362,760
2019-4, 2.64% due 11/25/59[2,4]	290,041	289,733
2021-3, 1.44% (WAC) due 06/25/66◊,2	247,108	233,667
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	2,929,512	2,760,693
2022-R1, 3.13% due 01/29/70[2,4]	1,242,140	1,174,615
2021-HE1, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	442,790	440,872
2021-HE2, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	248,634	247,650
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	1,348,899	1,272,798
2021-GS3, 1.75% due 07/25/61[2,4]	1,298,897	1,236,383
2021-GS2, 1.75% due 04/25/61[2,4]	518,626	494,452
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	2,945,699	2,988,604
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,150,000	2,090,053
2020-T3, 1.32% due 10/15/52[2]	900,000	896,186
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	2,482,632	2,482,704
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	1,073,872	1,067,574
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,038,766	1,032,037
2017-5A, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,2	374,849	377,920
Angel Oak Mortgage Trust
2021-6, 1.89% (WAC) due 09/25/66◊,2	1,499,898	1,415,447
2022-1, 3.29% (WAC) due 12/25/66◊,2	671,917	653,282
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	785,655	785,930
2017-6, 2.75% (WAC) due 10/25/57◊,2	644,328	638,135
2017-5, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	589,602	587,399
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	1,971,730	1,930,648
Home Equity Loan Trust
2007-FRE1, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,865,420	1,783,766
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,750,000	1,727,868
Soundview Home Loan Trust
2006-OPT5, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	1,320,948	1,292,454
2006-1, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36◊	115,885	115,785
FKRT
2.21% due 11/30/58†††,5	1,450,000	1,396,350
NovaStar Mortgage Funding Trust Series
2007-2, 0.66% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,314,865	1,282,677
Towd Point Revolving Trust
4.83% due 09/25/64[5]	1,250,000	1,251,036
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	1,282,746	1,227,358
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 1.19% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	1,194,755	1,185,204
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.03% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	1,154,182	1,148,901

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.0% (continued)
Residential Mortgage-Backed Securities - 17.9% (continued)
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,5	858,859	$860,135
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	272,023	267,276
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.09% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,077,048	1,064,583
HarborView Mortgage Loan Trust
2006-14, 0.60% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47◊	1,142,285	1,058,136
ZH Trust
2021-2, 2.35% due 10/17/27[2]	500,000	491,069
2021-1, 2.25% due 02/18/27[2]	500,000	490,919
Encore Credit Receivables Trust
2005-2, 1.19% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	866,718	858,748
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	510,443	506,249
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	324,344	322,019
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	812,373	803,509
Banc of America Funding Trust
2015-R2, 0.72% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	795,726	779,228
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	750,000	739,281
Nationstar Home Equity Loan Trust
2007-B, 0.68% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	743,606	738,416
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	671,267	652,977
Alternative Loan Trust
2007-OA7, 0.60% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	682,713	620,623
Countrywide Asset-Backed Certificates
2006-6, 0.80% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	513,831	511,879
Morgan Stanley Home Equity Loan Trust
2006-2, 1.02% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	395,552	392,600
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 1.40% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	380,257	380,685
CIT Mortgage Loan Trust
2007-1, 1.81% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	282,851	282,967
2007-1, 1.91% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37◊,2	42,874	42,928
CSMC Series
2014-2R, 0.39% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	314,156	310,631
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 1.10% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	210,059	209,886
FBR Securitization Trust
2005-2, 1.21% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	199,604	199,284
Citigroup Mortgage Loan Trust
2007-WFH2, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	164,654	164,439

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.0% (continued)
Residential Mortgage-Backed Securities - 17.9% (continued)
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	149,591	$148,471
Structured Asset Investment Loan Trust
2005-2, 1.19% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	110,588	109,767
Total Residential Mortgage-Backed Securities		65,583,368
Commercial Mortgage Backed Securities - 3.1%
BX Commercial Mortgage Trust
2021-VOLT, 2.05% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,373,786
2022-LP2, 1.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	1,050,000	1,027,690
Morgan Stanley Capital I Trust
2018-H3, 0.82% (WAC) due 07/15/51◊,6	51,969,154	1,904,670
Citigroup Commercial Mortgage Trust
2018-C6, 0.77% (WAC) due 11/10/51◊,6	42,911,522	1,842,265
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.94% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	827,617
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.59% (WAC) due 06/15/51◊,6	31,152,146	736,446
Life Mortgage Trust
2021-BMR, 1.50% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	737,228	712,314
BXHPP Trust
2021-FILM, 1.50% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	479,968
Motel Trust
2021-MTL6, 1.60% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38◊,2	420,501	413,336
KKR Industrial Portfolio Trust
2021-KDIP, 1.40% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	187,500	183,261
Total Commercial Mortgage Backed Securities		11,501,353
Total Collateralized Mortgage Obligations
(Cost $78,954,996)		77,084,721
SENIOR FLOATING RATE INTERESTS††,◊ - 5.9%
Industrial - 1.6%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	1,660,000	1,711,609
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	1,206,365	1,187,703
Hunter Douglas, Inc.
4.00% (3 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	1,000,000	978,750
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	897,739	873,922
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	650,000	673,562
Filtration Group Corp.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	345,335	339,903
Standard Industries, Inc.
3.79% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	255,100	254,335
Total Industrial		6,019,784
Financial - 1.1%
NFP Corp.
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	1,970,440	1,932,273
Alliant Holdings Intermediate LLC
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	675,553	667,670
Cobham Ultra SeniorCo SARL
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28	550,000	543,356

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.9% (continued)
Financial - 1.1% (continued)
Nexus Buyer LLC
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	296,962	$293,769
USI, Inc.
4.01% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	295,361	293,140
Focus Financial Partners LLC
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	246,795	243,145
HUB International Ltd.
3.27% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	197,442	194,994
Total Financial		4,168,347
Technology - 1.1%
Emerald TopCo, Inc. (Press Ganey)
3.80% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	744,289	733,475
CoreLogic, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	698,246	689,084
Dun & Bradstreet
3.70% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	692,982	685,678
VT TopCo, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	551,809	541,810
Entegris, Inc.
due 03/02/29	500,000	498,335
Boxer Parent Company, Inc.
4.76% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/02/25	444,417	441,364
MACOM Technology Solutions Holdings, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	226,282	223,171
Sabre GLBL, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	176,905	173,920
Total Technology		3,986,837
Consumer, Non-cyclical - 0.8%
Elanco Animal Health, Inc.
1.98% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	708,394	696,216
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	680,129	676,307
JBS USA Lux SA
2.80% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/01/26	628,081	621,668
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	496,183	493,082
Agiliti
3.00% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26†††	298,462	296,223
Total Consumer, Non-cyclical		2,783,496
Consumer, Cyclical - 0.5%
Power Solutions (Panther)
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	1,105,390	1,090,191
Stars Group (Amaya)
3.26% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	895,500	887,477
Total Consumer, Cyclical		1,977,668
Communications - 0.5%
Internet Brands, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	842,354	831,008
Recorded Books, Inc.
4.39% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	750,000	742,815
CSC Holdings LLC
2.65% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	187,523	184,125
Total Communications		1,757,948
Energy - 0.2%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	685,555	675,272
Basic Materials - 0.1%
Messer Industries USA, Inc.
2.96% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	336,865	331,765
Total Senior Floating Rate Interests
(Cost $21,920,713)		21,701,117
FOREIGN GOVERNMENT DEBT†† - 2.5%
State of Israel
1.25% due 11/30/22	ILS 15,258,000	4,815,883

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 2.5% (continued)
0.75% due 07/31/22	ILS 13,640,000	$4,287,371
Total Foreign Government Debt
(Cost $9,046,304)		9,103,254
Total Investments - 99.9%
(Cost $373,482,854)		$366,052,166
Other Assets & Liabilities, net - 0.1%		378,166
Total Net Assets - 100.0%		$366,430,332

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$28,300,000	$862,214	$182	$862,032
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	7,000,000	426,976	271	426,705
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	3,000,000	186,195	290	185,905
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	40,144	297	39,847
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	28,772	294	28,478
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	1,360,000	26,504	299	26,205
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	21,574	298	21,276
								$1,592,379	$1,931	$1,590,448

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	CZK	Sell	9,135	390 USD	04/28/22	$(23)
Barclays Bank plc	CZK	Sell	60,960,900	2,758,191 USD	04/19/22	(3,454)
UBS AG	ILS	Sell	5,406,750	1,712,148 USD	11/30/22	(7,672)
Barclays Bank plc	ILS	Sell	10,041,975	3,183,921 USD	11/30/22	(10,304)
UBS AG	ILS	Sell	5,349,934	1,659,105 USD	08/01/22	(28,669)
Goldman Sachs International	ILS	Sell	8,392,646	2,601,806 USD	08/01/22	(45,870)
Barclays Bank plc	CZK	Buy	60,960,900	2,854,870 USD	04/19/22	(93,225)
						$(189,217)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of March 31, 2022.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $220,166,102 (cost $225,523,487), or 60.1% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,603,065 (cost $4,664,253), or 1.3% of total net assets — See Note 9.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$ 19,809,272	$ —	$ —	$ 19,809,272
Asset-Backed Securities	—	121,285,203	8,350,000	129,635,203
Corporate Bonds	—	108,718,599	—	108,718,599
Collateralized Mortgage Obligations	—	75,688,371	1,396,350	77,084,721
Senior Floating Rate Interests	—	21,404,894	296,223	21,701,117
Foreign Government Debt	—	9,103,254	—	9,103,254
Interest Rate Swap Agreements**	—	1,590,448	—	1,590,448
Total Assets	$19,809,272	$337,790,769	$10,042,573	$367,642,614

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 189,217	$ —	$ 189,217
Unfunded Loan Commitments (Note 8)	—	—	706	706
Total Liabilities	$ —	$ 189,217	$ 706	$ 189,923

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 8,350,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	1,396,350	Model Price	Market Comparable Yields	4.7%	—
Senior Floating Rate Interests	296,223	Third Party Pricing	Broker Quote	—	—
Total Assets	$ 10,042,573
Liabilities:
Unfunded Loan Commitments	$ 706	Model Price	Purchase price	—	—

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $3,146,350 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets				Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 8,550,000	$ 1,349,283	$ -	$ 9,899,283	$ (242)
Purchases/(Receipts)	900,000	—	299,250	1,199,250	—
(Sales, maturities and paydowns)/Fundings	(2,850,000)	(1,349,283)	(1,539)	(4,200,822)	—
Amortization of premiums/discounts	—	(3)	2	(1)	—
Total realized gains (losses) included in earnings	—	(631)	2	(629)	302
Total change in unrealized appreciation (depreciation) included in earnings	—	634	(1,492)	(858)	(766)
Transfers into Level 3	1,750,000	1,396,350	—	3,146,350	—
Ending Balance	$ 8,350,000	$ 1,396,350	$ 296,223	$ 10,042,573	$ (706)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$ —	$ —	$ (1,492)	$ (1,492)	$ (766)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/26/25	7.72%	02/26/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Shares	Value
MONEY MARKET FUND† - 6.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.12%[1]	7,622,926	$ 7,622,926
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.15%[1]	1,592,614	1,592,614
Total Money Market Fund
(Cost $9,215,540)		9,215,540
	Face Amount~
ASSET-BACKED SECURITIES†† - 35.5%
Collateralized Loan Obligations - 28.7%
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.70% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	2,750,000	2,726,214
BCC Middle Market CLO LLC
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	2,750,000	2,715,735
Lake Shore MM CLO III LLC
2021-2A, 1.72% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	2,700,000	2,678,715
Palmer Square Loan Funding Ltd.
2022-1A, 1.74% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,500,000
2021-2A, 1.88% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	750,000	732,551
2019-3A, 1.33% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27◊,2	258,589	257,521
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	2,164,621	2,153,143
KVK CLO 2013-1 Ltd.
2017-1A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28◊,2	1,750,000	1,746,145
BXMT Ltd.
2020-FL2, 1.32% (30 Day Average SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	1,000,000	984,386
2020-FL3, 1.92% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	750,000	743,138
Sound Point CLO XIX Ltd.
2018-1A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	1,500,000	1,487,455
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	1,250,000	1,242,271
Woodmont Trust
2020-7A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	1,100,000	1,104,579
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33◊,2	1,093,466	1,092,314
Cerberus Loan Funding XXX, LP
2020-3A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,000,000	1,004,481
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	1,000,100
Cerberus Loan Funding XXXII, LP
2021-2A, 1.86% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	996,922
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	1,000,000	994,158
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.62% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	1,000,000	985,301

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.5% (continued)
Collateralized Loan Obligations - 28.7% (continued)
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	941,154	$936,724
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	850,000	836,689
Owl Rock CLO IV Ltd.
2021-4A, 2.08% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	750,665
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	750,000	746,592
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	750,000	744,084
Golub Capital Partners CLO 54M, LP
2021-54A, 1.85% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	744,076
Cerberus Loan Funding XXXV, LP
2021-5A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	741,397
Cerberus 2112 Levered LLC
, 2.49% (90 Day Average SOFR + 2.35%, Rate Floor: 2.35%) due 02/15/29◊	750,000	736,288
Venture XIV CLO Ltd.
2020-14A, 1.54% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	730,045	726,026
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.67% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	700,000	687,779
LoanCore Issuer Ltd.
2018-CRE1, 1.90% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	500,000	499,554
2018-CRE1, 1.53% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28◊,2	96,507	96,466
Denali Capital CLO XI Ltd.
2018-1A, 1.38% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	589,258	588,483
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	500,000	502,063
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	500,000	501,155
Carlyle GMS Finance MM CLO 2015-1 LLC
2018-1A, 1.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	500,000	499,866
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.36% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	499,758
Cerberus Loan Funding XXVI, LP
2021-1A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,2	500,000	497,461
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.80% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	497,171
LCCM Trust
2021-FL3, 1.85% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	500,000	494,670

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.5% (continued)
Collateralized Loan Obligations - 28.7% (continued)
BRSP Ltd.
2021-FL1, 2.35% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	$493,097
Parliament CLO II Ltd.
2021-2A, 1.83% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	500,000	492,611
HERA Commercial Mortgage Ltd.
2021-FL1, 2.07% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	491,465
Wellfleet CLO Ltd.
2020-2A, 1.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	477,703	475,842
GPMT Ltd.
2019-FL2, 1.47% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36◊	447,543	446,099
Avery Point VI CLO Ltd.
2021-6A, 1.22% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27◊,2	268,243	266,765
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.24% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	250,000	242,588
Marathon CLO V Ltd.
2017-5A, 1.35% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27◊,2	195,131	194,772
Newfleet CLO Ltd.
2018-1A, 1.20% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	140,816	140,433
Diamond CLO Ltd.
2021-1A, 1.46% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29◊,2	12,674	12,672
Total Collateralized Loan Obligations		41,728,440
Financial - 2.1%
Station Place Securitization Trust
2021-9, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22◊,†††,2	2,400,000	2,400,000
2021-15, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22◊,†††,2	300,000	300,000
Madison Avenue Secured Funding Trust Series
2021-1, 1.96% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,2	350,000	350,000
Total Financial		3,050,000
Transport-Container - 1.2%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	915,000	827,868
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	274,000	247,926
2020-1A, 2.73% due 08/21/45[2]	209,276	202,729
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	445,940	404,832
Total Transport-Container		1,683,355
Net Lease - 1.0%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,220,935	1,147,337
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	289,352	266,194
Total Net Lease		1,413,531
Whole Business - 0.9%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	792,000	785,972

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 35.5% (continued)
Whole Business - 0.9% (continued)
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	498,750	$451,067
Total Whole Business		1,237,039
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[2]	1,250,000	1,218,253
Transport-Aircraft - 0.8%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	800,805	722,200
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	485,546	447,821
Total Transport-Aircraft		1,170,021
Total Asset-Backed Securities
(Cost $52,235,474)		51,500,639
CORPORATE BONDS†† - 31.0%
Financial - 10.5%
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	1,250,000	1,197,723
2.55% due 03/10/25[2]	700,000	684,900
Athene Global Funding
2.51% due 03/08/24[2]	1,400,000	1,378,246
Swedbank AB
0.85% due 03/18/24[2]	1,400,000	1,346,925
JPMorgan Chase & Co.
0.70% due 03/16/24[3]	1,250,000	1,226,255
F&G Global Funding
0.90% due 09/20/24[2]	1,250,000	1,178,342
Ameriprise Financial, Inc.
3.00% due 04/02/25	900,000	896,548
Credit Suisse AG NY
0.44% (SOFR Compounded Index + 0.39%) due 02/02/24◊	800,000	793,700
American Express Co.
0.98% (SOFR + 0.93%) due 03/04/25◊	700,000	705,933
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	650,000	614,341
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	600,000	606,063
Equinix, Inc.
1.45% due 05/15/26	650,000	596,301
Goldman Sachs Group, Inc.
0.75% (SOFR + 0.70%) due 01/24/25◊	400,000	397,316
Bank of Nova Scotia
1.24% (SOFR Compounded Index + 0.96%) due 03/11/24◊	350,000	351,456
Morgan Stanley
1.00% (SOFR + 0.95%) due 02/18/26◊	350,000	350,095
Standard Chartered plc
1.32% due 10/14/23[2,3]	350,000	346,702
Citigroup, Inc.
0.84% (SOFR + 0.69%) due 01/25/26◊	350,000	344,327
FS KKR Capital Corp.
4.25% due 02/14/25[2]	350,000	344,318
Jackson National Life Global Funding
1.75% due 01/12/25[2]	350,000	335,164
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	350,000	321,351
American Equity Investment Life Holding Co.
5.00% due 06/15/27	300,000	312,997
Nordea Bank Abp
1.45% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	250,000	251,232
GA Global Funding Trust
1.63% due 01/15/26[2]	200,000	185,971
Jefferies Financial Group, Inc.
5.50% due 10/18/23	150,000	153,389
Brighthouse Financial Global Funding
0.81% (SOFR + 0.76%) due 04/12/24◊,2	150,000	150,329
Iron Mountain, Inc.
5.00% due 07/15/28[2]	125,000	121,859
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	101,270
Total Financial		15,293,053
Industrial - 4.9%
Boeing Co.
1.95% due 02/01/24	1,200,000	1,173,237
1.43% due 02/04/24	650,000	628,686
Ryder System, Inc.
3.35% due 09/01/25	800,000	800,105
3.75% due 06/09/23	300,000	303,391
Graphic Packaging International LLC
0.82% due 04/15/24[2]	900,000	855,281

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 31.0% (continued)
Industrial - 4.9% (continued)
Teledyne Technologies, Inc.
0.65% due 04/01/23	650,000	$638,911
CNH Industrial Capital LLC
1.95% due 07/02/23	630,000	623,490
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[2]	500,000	481,702
Berry Global, Inc.
0.95% due 02/15/24	450,000	430,805
TD SYNNEX Corp.
1.25% due 08/09/24[2]	350,000	332,522
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	350,000	319,200
Vontier Corp.
1.80% due 04/01/26	300,000	271,263
Weir Group plc
2.20% due 05/13/26[2]	200,000	186,785
Jabil, Inc.
1.70% due 04/15/26	100,000	92,572
Total Industrial		7,137,950
Consumer, Non-cyclical - 4.4%
AmerisourceBergen Corp.
0.74% due 03/15/23	1,250,000	1,231,589
Illumina, Inc.
0.55% due 03/23/23	1,250,000	1,226,138
Triton Container International Ltd.
0.80% due 08/01/23[2]	350,000	339,580
1.15% due 06/07/24[2]	300,000	284,617
2.05% due 04/15/26[2]	300,000	279,756
Global Payments, Inc.
1.50% due 11/15/24	700,000	669,227
Element Fleet Management Corp.
1.60% due 04/06/24[2]	650,000	626,861
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	400,000	393,559
IQVIA, Inc.
5.00% due 05/15/27[2]	350,000	353,866
CVS Health Corp.
4.00% due 12/05/23	250,000	254,710
Stryker Corp.
3.38% due 05/15/24	250,000	252,894
Bunge Limited Finance Corp.
3.00% due 09/25/22	200,000	201,022
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	152,813
Block, Inc.
2.75% due 06/01/26[2]	100,000	94,522
Total Consumer, Non-cyclical		6,361,154
Technology - 3.0%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	1,250,000	1,196,694
HCL America, Inc.
1.38% due 03/10/26[2]	1,000,000	915,549
Microchip Technology, Inc.
2.67% due 09/01/23	720,000	717,588
Infor, Inc.
1.45% due 07/15/23[2]	$690,000	675,995
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	518,389
Skyworks Solutions, Inc.
0.90% due 06/01/23	400,000	391,071
Total Technology		4,415,286
Utilities - 2.9%
NextEra Energy Capital Holdings, Inc.
0.59% (SOFR Compounded Index + 0.54%) due 03/01/23◊	1,250,000	1,248,710
CenterPoint Energy Resources Corp.
1.00% (3 Month USD LIBOR + 0.50%) due 03/02/23◊	778,000	775,596
Atmos Energy Corp.
0.63% due 03/09/23	650,000	640,335
Alexander Funding Trust
1.84% due 11/15/23[2]	650,000	630,033
ONE Gas, Inc.
1.10% due 03/11/24	650,000	626,987
OGE Energy Corp.
0.70% due 05/26/23	250,000	244,920
Total Utilities		4,166,581
Communications - 2.6%
NTT Finance Corp.
0.58% due 03/01/24[2]	1,250,000	1,198,190
eBay, Inc.
1.40% due 05/10/26	650,000	605,115
FactSet Research Systems, Inc.
2.90% due 03/01/27	550,000	534,453
Rogers Communications, Inc.
2.95% due 03/15/25[2]	350,000	347,473
Paramount Global
4.75% due 05/15/25	300,000	311,673
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	191,044
2.25% due 02/15/26	100,000	94,230
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	300,000	285,000
Level 3 Financing, Inc.
5.38% due 05/01/25	250,000	252,375
Total Communications		3,819,553
Energy - 1.4%
Enbridge, Inc.
0.84% (SOFR Compounded Index + 0.63%) due 02/16/24◊	700,000	699,827
Phillips 66
0.90% due 02/15/24	650,000	629,006

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 31.0% (continued)
Energy - 1.4% (continued)
Valero Energy Corp.
1.20% due 03/15/24	$650,000	$627,244
Total Energy		1,956,077
Consumer, Cyclical - 0.9%
Magallanes, Inc.
3.64% due 03/15/25[2]	850,000	855,165
Hyatt Hotels Corp.
1.80% due 10/01/24	450,000	432,963
Total Consumer, Cyclical		1,288,128
Basic Materials - 0.4%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	300,000	305,971
Carpenter Technology Corp.
4.45% due 03/01/23	250,000	254,625
Total Basic Materials		560,596
Total Corporate Bonds
(Cost $46,431,693)		44,998,378
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4%
Residential Mortgage-Backed Securities - 16.9%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	976,921	938,756
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	561,116	549,755
2020-NQM1, 1.21% due 05/25/65[2,4]	435,837	428,747
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	439,920	418,723
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	324,685	307,484
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	1,400,000	1,375,209
2021-5, 1.79% due 06/25/26[2,4]	592,830	561,858
2021-8, 1.74% (WAC) due 09/25/26◊,2	294,997	279,550
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	1,000,000	972,118
2020-T3, 1.32% due 10/15/52[2]	450,000	448,093
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	582,264	554,241
2021-GS4, 1.65% due 11/25/60[2,4]	449,633	424,266
2021-GS2, 1.75% due 04/25/61[2,4]	216,094	206,022
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	1,171,053	1,171,087
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	496,856	469,846
2021-C, 1.62% due 03/01/61[2,4]	418,502	394,385
2021-HE1, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	189,767	188,945
2021-HE2, 0.95% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	106,557	106,136
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36◊	1,141,019	1,116,678
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	615,439	599,885
2020-1, 2.42% due 01/25/60[2,4]	145,698	145,104
2019-4, 2.64% due 11/25/59[2,4]	145,020	144,867
2021-3, 1.44% (WAC) due 06/25/66◊,2	105,903	100,143
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	897,182	853,887
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	436,260	433,702
2019-1A, 3.50% (WAC) due 10/25/59◊,2	421,122	418,393
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	750,000	740,515
Home Equity Loan Trust
2007-FRE1, 0.65% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	768,176	734,551
Soundview Home Loan Trust
2006-OPT5, 0.60% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36◊	602,735	589,734
2006-1, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36◊	79,289	79,221
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 1.19% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	597,377	592,602

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4% (continued)
Residential Mortgage-Backed Securities - 16.9% (continued)
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	327,356	$327,471
2017-5, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	244,740	243,826
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	575,024	550,195
FKRT
2.21% due 11/30/58†††,5	550,000	529,650
HarborView Mortgage Loan Trust
2006-14, 0.60% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47◊	571,142	529,068
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.09% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	527,965	521,854
NovaStar Mortgage Funding Trust Series
2007-2, 0.66% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	513,993	501,410
Towd Point Revolving Trust
4.83% due 09/25/64[5]	500,000	500,414
ZH Trust
2021-2, 2.35% due 10/17/27[2]	250,000	245,534
2021-1, 2.25% due 02/18/27[2]	250,000	245,460
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.03% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	491,141	488,894
LSTAR Securities Investment Ltd.
2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,5	255,221	253,124
2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,5	144,153	143,120
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	372,337	368,275
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	350,000	344,998
Countrywide Asset-Backed Certificates
2006-6, 0.80% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36◊	332,479	331,216
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	335,634	326,488
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	272,023	267,276
CSMC Series
2014-2R, 0.39% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	265,287	262,310
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	239,970	233,315
CIT Mortgage Loan Trust
2007-1, 1.81% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	215,734	215,822
2007-1, 1.91% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37◊,2	13,830	13,848
FBR Securitization Trust
2005-2, 1.21% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	199,604	199,284
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	129,616	126,307
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	119,673	118,777
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 1.10% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36◊	116,699	116,603

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4% (continued)
Residential Mortgage-Backed Securities - 16.9% (continued)
Structured Asset Investment Loan Trust
2005-2, 1.19% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	110,588	$109,767
Citigroup Mortgage Loan Trust
2007-WFH2, 1.06% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37◊	82,327	82,220
Total Residential Mortgage-Backed Securities		24,541,029
Commercial Mortgage Backed Securities - 3.5%
BX Commercial Mortgage Trust
2021-VOLT, 2.05% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	1,250,000	1,204,924
2022-LP2, 1.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	500,000	489,376
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,6	21,297,626	883,102
MTN Commercial Mortgage Trust 2022-LPFL
2022-LPFL, 2.99% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	795,030
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,6	9,908,823	396,876
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.94% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	340,784
Life Mortgage Trust
2021-BMR, 1.50% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38◊,2	344,040	332,413
BXHPP Trust
2021-FILM, 1.50% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	239,984
Motel Trust
2021-MTL6, 1.60% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38◊,2	210,250	206,668
KKR Industrial Portfolio Trust
2021-KDIP, 1.40% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37◊,2	187,500	183,260
Total Commercial Mortgage Backed Securities		5,072,417
Total Collateralized Mortgage Obligations
(Cost $30,228,824)		29,613,446
SENIOR FLOATING RATE INTERESTS††,◊ - 4.5%
Industrial - 1.8%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	600,000	618,654
Berry Global, Inc.
2.07% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	580,843	571,857
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	498,743	485,512
Hunter Douglas, Inc.
4.00% (3 Month USD Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	350,000	342,562
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	300,000	310,875
Filtration Group Corp.
3.46% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	148,001	145,673
Standard Industries, Inc.
3.79% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	95,663	95,375
Total Industrial		2,570,508
Technology - 1.2%
Entegris, Inc.
due 03/02/29	500,000	498,335
Dun & Bradstreet
3.70% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	296,992	293,862
Emerald TopCo, Inc. (Press Ganey)
3.80% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	297,716	293,390
Boxer Parent Company, Inc.
4.76% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/02/25	247,277	245,579

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 4.5% (continued)
Technology - 1.2% (continued)
VT TopCo, Inc.
5.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	234,505	$230,256
Sabre GLBL, Inc.
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	88,452	86,960
MACOM Technology Solutions Holdings, Inc.
2.71% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	54,392	53,644
Total Technology		1,702,026
Financial - 0.6%
Alliant Holdings Intermediate LLC
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	296,947	293,481
Nexus Buyer LLC
4.21% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	148,481	146,885
USI, Inc.
4.01% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	147,680	146,570
Focus Financial Partners LLC
2.46% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	148,077	145,887
HUB International Ltd.
3.27% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	98,721	97,497
Total Financial		830,320
Consumer, Cyclical - 0.5%
Power Solutions (Panther)
3.71% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	455,849	449,581
Stars Group (Amaya)
3.26% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	348,250	345,129
Total Consumer, Cyclical		794,710
Consumer, Non-cyclical - 0.2%
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	272,051	270,522
Outcomes Group Holdings, Inc.
3.60% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	98,977	96,813
Total Consumer, Non-cyclical		367,335
Communications - 0.2%
Internet Brands, Inc.
3.96% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	296,891	292,892
Energy - 0.0%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	65,670	64,685
Total Senior Floating Rate Interests
(Cost $6,684,192)		6,622,476
FOREIGN GOVERNMENT DEBT†† - 2.4%
State of Israel
0.75% due 07/31/22	ILS 6,090,000	1,914,229
1.25% due 11/30/22	ILS 4,872,000	1,537,750
Total Foreign Government Debt
(Cost $3,424,127)		3,451,979
Total Investments - 100.1%
(Cost $148,219,850)		$145,402,458
Other Assets & Liabilities, net - (0.1)%		(197,085)
Total Net Assets - 100.0%		$145,205,373

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$9,700,000	$295,529	$159	$295,370
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	4,000,000	243,986	260	243,726
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	1,300,000	80,685	278	80,407
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.42%	Annually	03/04/24	1,400,000	20,920	291	20,629
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	15,611	294	15,317
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	$300,000	10,155	292	9,863
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	520,000	10,134	295	9,839
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	380,000	8,365	296	8,069
								$685,385	$2,165	$683,220

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	CZK	Sell	4,140	177 USD	04/28/22	$(11)
Barclays Bank plc	CZK	Sell	27,627,600	1,250,017 USD	04/19/22	(1,565)
UBS AG	ILS	Sell	1,723,275	545,709 USD	11/30/22	(2,443)
Barclays Bank plc	ILS	Sell	3,209,625	1,017,648 USD	11/30/22	(3,294)
UBS AG	ILS	Sell	2,387,824	740,505 USD	08/01/22	(12,796)
Goldman Sachs International	ILS	Sell	3,747,976	1,161,911 USD	08/01/22	(20,484)
Barclays Bank plc	CZK	Buy	27,627,600	1,293,833 USD	04/19/22	(42,250)
						$(82,843)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of March 31, 2022.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $87,601,418 (cost $89,577,919), or 60.3% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2022. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,693,584 (cost $1,721,351), or 1.2% of total net assets — See Note 9.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

The following table summarizes the inputs used to value the Fund's investments at March 31, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$ 9,215,540	$ —	$ —	$ 9,215,540
Asset-Backed Securities	—	48,450,639	3,050,000	51,500,639
Corporate Bonds	—	44,998,378	—	44,998,378
Collateralized Mortgage Obligations	—	29,083,796	529,650	29,613,446
Senior Floating Rate Interests	—	6,622,476	—	6,622,476
Foreign Government Debt	—	3,451,979	—	3,451,979
Interest Rate Swap Agreements**	—	683,220	—	683,220
Total Assets	$ 9,215,540	$ 133,290,488	$ 3,579,650	$ 146,085,678

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 82,843	$ —	$ 82,843
Unfunded Loan Commitments (Note 8)	—	—	113	113
Total Liabilities	$ —	$ 82,843	$ 113	$ 82,956

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 3,050,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	529,650	Model Price	Market Comparable Yields	4.7%	—
Total Assets	$ 3,579,650
Liabilities:
Unfunded Loan Commitments	$ 113	Model Price	Purchase price	—	—

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2022, the Fund had securities with a total value of $829,650 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

	Assets			Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Total Assets	Unfunded Loan Commitments
Beginning Balance	$3,650,000	$631,943	$4,281,943	$—
Purchases/(Receipts)	350,000	—	350,000	—
(Sales, maturities and paydowns)/Fundings	(1,250,000)	(631,943)	(1,881,943)	—
Amortization of premiums/discounts	—	(1)	(1)	—
Total realized gains (losses) included in earnings	—	(296)	(296)	—
Total change in unrealized appreciation (depreciation) included in earnings	—	297	297	(113)
Transfers into Level 3	300,000	529,650	829,650	—
Transfers out of Level 3	—	—	—	—
Ending Balance	$3,050,000	$529,650	$3,579,650	$(113)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2022	$—	$—	$—	$(113)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2022

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/26/25	7.72%	02/26/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund II

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

March 31, 2022

ASSETS:
Investments, at value (cost $388,507,990)	$381,187,973
Cash	27,507
Segregated cash with broker	1,186,923
Unamortized upfront premiums paid on interest rate swap agreements	1,829
Prepaid expenses	44,046
Receivables:
Interest	959,999
Foreign tax reclaims	1,387
Total assets	383,409,664
LIABILITIES:
Foreign currency, at value (proceeds $498)	535
Unrealized depreciation on forward foreign currency exchange contracts	111,472
Payable for:
Fund shares redeemed	1,000,000
Securities purchased	505,000
Distributions to shareholders	167,309
Variation margin on interest rate swap agreements	132,687
Fund accounting/administration fees	5,781
Trustees' fees*	3,634
Miscellaneous	79,043
Total liabilities	2,005,461
NET ASSETS	$381,404,203
NET ASSETS CONSIST OF:
Paid in capital	$389,075,004
Total distributable earnings (loss)	(7,670,801)
Net assets	$381,404,203
Capital shares outstanding	15,536,576
Net asset value per share	$24.55

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

March 31, 2022

ASSETS:
Investments, at value (cost $373,482,854)	$366,052,166
Cash	20,988
Segregated cash with broker	785,000
Unamortized upfront premiums paid on interest rate swap agreements	1,931
Prepaid expenses	4,481
Receivables:
Variation margin on interest rate swap agreements	1,590,448
Interest	962,329
Securities sold	449,859
Foreign tax reclaims	415
Total assets	369,867,617
LIABILITIES:
Unfunded loan commitments, at value (Note 8) (commitment fees received $182)	706
Segregated cash due to broker	1,574,632
Foreign currency, at value (proceeds $386)	415
Unrealized depreciation on forward foreign currency exchange contracts	189,217
Payable for:
Securities purchased	1,496,438
Distributions to shareholders	44,455
Swap settlement	28,203
Fund accounting/administration fees	5,447
Trustees' fees*	3,350
Transfer agent and administrative fees	1,207
Miscellaneous	93,215
Total liabilities	3,437,285
NET ASSETS	$366,430,332
NET ASSETS CONSIST OF:
Paid in capital	$375,171,378
Total distributable earnings (loss)	(8,741,046)
Net assets	$366,430,332
Capital shares outstanding	14,873,335
Net asset value per share	$24.64

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

March 31, 2022

ASSETS:
Investments, at value (cost $148,219,850)	$145,402,458
Segregated cash with broker	325,000
Unamortized upfront premiums paid on interest rate swap agreements	2,165
Prepaid expenses	2,704
Receivables:
Variation margin on interest rate swap agreements	683,220
Interest	379,391
Foreign tax reclaims	188
Total assets	146,795,126
LIABILITIES:
Unfunded loan commitments, at value (Note 8) (commitment fees received $–)	113
Overdraft due to custodian bank	14,781
Segregated cash due to broker	673,893
Foreign currency, at value (proceeds $175)	188
Unrealized depreciation on forward foreign currency exchange contracts	82,843
Payable for:
Securities purchased	729,505
Swap settlement	17,179
Distributions to shareholders	9,201
Fund accounting/administration fees	5,398
Transfer agent and administrative fees	798
Trustees' fees*	430
Miscellaneous	55,424
Total liabilities	1,589,753
NET ASSETS	$145,205,373
NET ASSETS CONSIST OF:
Paid in capital	$147,940,707
Total distributable earnings (loss)	(2,735,334)
Net assets	$145,205,373
Capital shares outstanding	5,904,600
Net asset value per share	$24.59

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF

OPERATIONS (Unaudited)

Six Months Ended March 31, 2022

INVESTMENT INCOME:
Dividends	$ 116,765
Interest	2,994,803
Total investment income	3,111,568

EXPENSES:
Transfer agent and administrative fees	5,984
Professional fees	90,769
Fund accounting/administration fees	49,862
Custodian fees	17,399
Trustees' fees*	10,422
Line of credit fees	9,009
Interest expense	1,195
Miscellaneous	17,181
Total expenses	201,821
Less:
Earnings credits applied	(103)
Net expenses	201,718
Net investment income	2,909,850

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,056,791)
Investments sold short	11,671
Swap agreements	909,523
Forward foreign currency exchange contracts	(174,612)
Foreign currency transactions	8,767
Net realized loss	(301,442)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,561,202)
Investments sold short	(12,224)
Swap agreements	2,128,210
Forward foreign currency exchange contracts	24,706
Foreign currency translations	(1,459)
Net change in unrealized appreciation (depreciation)	(6,421,969)
Net realized and unrealized loss	(6,723,411)
Net decrease in net assets resulting from operations	$ (3,813,561)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF

OPERATIONS (Unaudited)

Six Months Ended March 31, 2022

INVESTMENT INCOME:
Dividends	$ 134,294
Interest (net of foreign withholding tax of $1,461)	2,942,381
Total investment income	3,076,675

EXPENSES:
Transfer agent and administrative fees	5,984
Professional fees	101,338
Fund accounting/administration fees	49,862
Custodian fees	11,562
Trustees' fees*	9,955
Line of credit fees	8,159
Miscellaneous	15,132
Total expenses	201,992
Less:
Earnings credits applied	(106)
Net expenses	201,886
Net investment income	2,874,789

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(816,152)
Investments sold short	10,595
Swap agreements	863,035
Forward foreign currency exchange contracts	(459,810)
Foreign currency transactions	11,373
Net realized loss	(390,959)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,686,420)
Investments sold short	(11,222)
Swap agreements	1,462,179
Forward foreign currency exchange contracts	252,744
Foreign currency translations	(1,203)
Net change in unrealized appreciation (depreciation)	(6,983,922)
Net realized and unrealized loss	(7,374,881)
Net decrease in net assets resulting from operations	$ (4,500,092)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF

OPERATIONS (Unaudited)

Six Months Ended March 31, 2022

INVESTMENT INCOME:
Dividends	$ 24,321
Interest	1,073,377
Total investment income	1,097,698

EXPENSES:
Transfer agent and administrative fees	5,984
Professional fees	46,015
Fund accounting/administration fees	34,836
Custodian fees	12,013
Trustees' fees*	7,323
Line of credit fees	3,230
Miscellaneous	14,109
Total expenses	123,510
Less:
Earnings credits applied	(36)
Net expenses	123,474
Net investment income	974,224

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(224,720)
Investments sold short	4,214
Swap agreements	225,117
Forward foreign currency exchange contracts	(172,609)
Foreign currency transactions	56,211
Net realized loss	(111,787)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,344,183)
Investments sold short	(4,412)
Swap agreements	691,529
Forward foreign currency exchange contracts	113,972
Foreign currency translations	(509)
Net change in unrealized appreciation (depreciation)	(2,543,603)
Net realized and unrealized loss	(2,655,390)
Net decrease in net assets resulting from operations	$ (1,681,166)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,909,850	$ 4,918,401
Net realized gain (loss) on investments	(301,442)	1,809,907
Net change in unrealized appreciation (depreciation) on investments	(6,421,969)	(921,381)
Net increase (decrease) in net assets resulting from operations	(3,813,561)	5,806,927

Distributions to shareholders	(2,776,922)	(5,560,065)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	94,390,145	89,276,403
Distributions reinvested	2,099,618	4,573,897
Cost of shares redeemed	(75,616,774)	(55,454,986)
Net increase from capital share transactions	20,872,989	38,395,314
Net increase in net assets	14,282,506	38,642,176

NET ASSETS:
Beginning of period	367,121,697	328,479,521
End of period	$ 381,404,203	$ 367,121,697

CAPITAL SHARE ACTIVITY:
Shares sold	3,812,231	3,573,604
Shares issued from reinvestment of distributions	84,603	183,100
Shares redeemed	(3,052,571)	(2,219,259)
Net increase in shares	844,263	1,537,445

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,874,789	$ 4,535,500
Net realized gain (loss) on investments	(390,959)	2,048,416
Net change in unrealized appreciation (depreciation) on investments	(6,983,922)	(1,071,292)
Net increase (decrease) in net assets resulting from operations	(4,500,092)	5,512,624

Distributions to shareholders	(2,850,612)	(4,721,653)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	39,792,335	69,757,472
Distributions reinvested	2,668,010	4,448,179
Cost of shares redeemed	(12,623,970)	(2,325,000)
Net increase from capital share transactions	29,836,375	71,880,651
Net increase in net assets	22,485,671	72,671,622

NET ASSETS:
Beginning of period	343,944,661	271,273,039
End of period	$ 366,430,332	$ 343,944,661

CAPITAL SHARE ACTIVITY:
Shares sold	1,593,824	2,773,054
Shares issued from reinvestment of distributions	106,972	176,955
Shares redeemed	(507,527)	(92,534)
Net increase in shares	1,193,269	2,857,475

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 974,224	$ 2,046,741
Net realized gain (loss) on investments	(111,787)	726,504
Net change in unrealized appreciation (depreciation) on investments	(2,543,603)	(473,246)
Net increase (decrease) in net assets resulting from operations	(1,681,166)	2,299,999

Distributions to shareholders	(945,752)	(2,006,858)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	17,150,000	4,000,000
Distributions reinvested	922,291	2,006,858
Cost of shares redeemed	(1,300,001)	(1,499,999)
Net increase from capital share transactions	16,772,290	4,506,859
Net increase in net assets	14,145,372	4,800,000

NET ASSETS:
Beginning of period	131,060,001	126,260,001
End of period	$ 145,205,373	$ 131,060,001

CAPITAL SHARE ACTIVITY:
Shares sold	688,696	159,681
Shares issued from reinvestment of distributions	37,093	80,108
Shares redeemed	(51,954)	(59,890)
Net increase in shares	673,835	179,899

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$24.99	$24.97	$24.83	$24.98	$25.06	$24.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.35	.51	.75	.66	.56
Net gain (loss) on investments (realized and unrealized)	(.45)	.07	.17	(.17)	(.02)	.14
Total from investment operations	(.26)	.42	.68	.58	.64	.70
Less distributions from:
Net investment income	(.18)	(.40)	(.54)	(.72)	(.71)	(.58)
Net realized gains	—	—	—	(.01)	(.01)	—
Total distributions	(.18)	(.40)	(.54)	(.73)	(.72)	(.58)
Net asset value, end of period	$24.55	$24.99	$24.97	$24.83	$24.98	$25.06

Total Return[c]	(1.03%)	1.68%	2.78%	2.37%	2.60%	2.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$381,404	$367,122	$328,480	$457,686	$497,109	$493,831
Ratios to average net assets:
Net investment income (loss)	1.55%	1.40%	2.05%	3.01%	2.64%	2.25%
Total expenses[d]	0.11%	0.10%	0.12%	0.07%	0.06%	0.09%
Net expenses[e]	0.10%	0.10%	0.12%	0.07%	0.06%	0.09%
Portfolio turnover rate	24%	97%	89%	44%	57%	80%

a	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$25.14	$25.07	$24.82	$25.00	$25.04	$24.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.39	.52	.75	.66	.69
Net gain (loss) on investments (realized and unrealized)	(.50)	.09	.29	(.20)	(.01)	.07
Total from investment operations	(.30)	.48	.81	.55	.65	.76
Less distributions from:
Net investment income	(.20)	(.41)	(.56)	(.73)	(.68)	(.70)
Net realized gains	—	—	—	—	—	—
Return of capital	—	—	—	—	(.01)	—
Total distributions	(.20)	(.41)	(.56)	(.73)	(.69)	(.70)
Net asset value, end of period	$24.64	$25.14	$25.07	$24.82	$25.00	$25.04

Total Return[c]	(1.21%)	1.93%	3.32%	2.24%	2.61%	3.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$366,430	$343,945	$271,273	$384,486	$426,383	$317,147
Ratios to average net assets:
Net investment income (loss)	1.60%	1.55%	2.11%	3.00%	2.66%	2.75%
Total expenses[d]	0.11%	0.11%	0.13%	0.08%	0.07%	0.12%
Net expenses[e]	0.11%	0.11%	0.13%	0.08%	0.07%	0.12%
Portfolio turnover rate	23%	101%	92%	43%	55%	78%

a	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2022[a]	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Per Share Data
Net asset value, beginning of period	$25.06	$25.00	$24.78	$25.08	$25.10	$25.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.40	.52	.73	.69	.70
Net gain (loss) on investments (realized and unrealized)	(.47)	.06	.18	(.19)	(.03)	.09
Total from investment operations	(.30)	.46	.70	.54	.66	.79
Less distributions from:
Net investment income	(.17)	(.40)	(.48)	(.83)	(.68)	(.70)
Net realized gains	—	—	—	(.01)	—	—
Total distributions	(.17)	(.40)	(.48)	(.84)	(.68)	(.70)
Net asset value, end of period	$24.59	$25.06	$25.00	$24.78	$25.08	$25.10

Total Return[c]	(1.21%)	1.83%	2.88%	2.21%	2.66%	3.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145,205	$131,060	$126,260	$152,225	$170,558	$146,157
Ratios to average net assets:
Net investment income (loss)	1.40%	1.61%	2.08%	2.96%	2.74%	2.80%
Total expenses[d]	0.18%	0.18%	0.20%	0.16%	0.12%	0.15%
Net expenses[e]	0.18%	0.18%	0.20%	0.16%	0.12%	0.15%
Portfolio turnover rate	22%	107%	100%	44%	64%	76%

a	Unaudited figures for the period ended March 31, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At March 31, 2022, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s close price from the applicable exchange adjusted for the current day's spreads.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-Indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of Interest on the Statements of Operations, even though principal is not received until maturity.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(h) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and unsubordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statements of Operations at the end of the commitment period.

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are

NOTES TO FINANCIAL STATEMENTS (Unaudited)

before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2022, are disclosed in the Statements of Operations.

(o) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.33% at March 31, 2022.

(p) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(q) Special Purpose Acquisition Companies
The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds' use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Guggenheim Strategy Fund II	Income	$-	$12,232,181
Guggenheim Strategy Fund III	Income	–	13,450,969
Guggenheim Variable Insurance Strategy Fund III	Income	–	2,952,989

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following table represents the Funds' use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Guggenheim Strategy Fund II	Duration, Hedge	$–	$45,696,667
Guggenheim Strategy Fund III	Duration, Hedge	–	39,663,333
Guggenheim Variable Insurance Strategy Fund III	Duration, Hedge	–	15,750,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Guggenheim Strategy Fund II	Hedge	$572,901	$14,110,618
Guggenheim Strategy Fund III	Hedge	3,179,064	14,115,974
Guggenheim Variable Insurance Strategy Fund III	Hedge	1,425,875	5,059,612

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap contracts	Variation margin on interest rate swap agreements Unamortized upfront premiums paid on interest rate swap agreements	Variation margin on interest rate swap agreements
Currency forward contracts	–	Unrealized depreciation on forward foreign currency exchange contracts

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2022:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2022
Guggenheim Strategy Fund II	$ 2,343,266	$–	$ 2,343,266
Guggenheim Strategy Fund III	1,590,448	–	1,590,448
Guggenheim Variable Insurance Strategy Fund III	683,220	–	683,220
Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2022
Guggenheim Strategy Fund II	$ –	$111,472	$ 111,472
Guggenheim Strategy Fund III	–	189,217	189,217
Guggenheim Variable Insurance Strategy Fund III	–	82,843	82,843

* Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended March 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate swap contracts	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$ 909,523	$ (174,612)	$ 734,911
Guggenheim Strategy Fund III	863,035	(459,810)	403,225
Guggenheim Variable Insurance Strategy Fund III	225,117	(172,609)	52,508

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$ 2,128,210	$ 24,706	$ 2,152,916
Guggenheim Strategy Fund III	1,462,179	252,744	1,714,923
Guggenheim Variable Insurance Strategy Fund III	691,529	113,972	805,501

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Guggenheim Strategy Fund II	Forward foreign currency exchange contracts	$111,472	$—	$111,472	$—	$—	$111,472
Guggenheim Strategy Fund III	Forward foreign currency exchange contracts	189,217	—	189,217	—	—	189,217
Guggenheim Variable Insurance Strategy Fund III	Forward foreign currency exchange contracts	82,843	—	82,843	—	—	82,843

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2022.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	BofA Securities, Inc.	Interest rate swap agreements	$1,186,923	$-
Guggenheim Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	785,000	1,574,632
Guggenheim Variable Insurance Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	325,000	673,893

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2022, the Funds did not waive fees or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds' administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds' securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds' average daily net assets and out of pocket expenses.  For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

At March 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$ 388,507,990	$ 2,801,156	$ (7,889,379)	$ (5,088,223)
Guggenheim Strategy Fund III	373,482,854	1,978,090	(8,007,547)	(6,029,457)
Guggenheim Variable Insurance Strategy Fund III	148,219,850	795,413	(3,012,428)	(2,217,015)

Note 7 – Securities Transactions

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund II	$76,087,516	$91,717,580
Guggenheim Strategy Fund III	77,874,983	71,178,045
Guggenheim Variable Insurance Strategy Fund III	30,727,166	26,444,723

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2022, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Guggenheim Strategy Fund II	$3,044,169	$—	$—
Guggenheim Strategy Fund III	8,854,711	—	—
Guggenheim Variable Insurance Strategy Fund III	1,549,088	—	—

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2022. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2022, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Guggenheim Strategy Fund III
	VT TopCo, Inc.	08/01/25	$36,460	$706
Guggenheim Variable Insurance Strategy Fund III
	VT TopCo, Inc.	08/01/25	5,836	113

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$857,506	$860,135
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	271,987	267,276
	FKRT
	2.21% due 11/30/58	09/24/21	1,549,989	1,492,650
	LSTAR Securities Investment Ltd.
	2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	510,443	506,249
	LSTAR Securities Investment Ltd.
	2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	468,497	465,139
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,249,983	1,251,036
			$4,908,405	$4,842,485
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	857,506	860,135
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	271,987	267,276
	FKRT
	2.21% due 11/30/58	09/24/21	1,449,990	1,396,350
	LSTAR Securities Investment Ltd.
	2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	510,443	506,249
	LSTAR Securities Investment Ltd.
	2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	324,344	322,019
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,249,983	1,251,036
			$4,664,253	$4,603,065
Guggenheim Variable Insurance Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	271,987	267,276
	FKRT
	2.21% due 11/30/58	09/24/21	549,996	529,650
	LSTAR Securities Investment Ltd.
	2021-1, 2.03% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	255,222	253,124
	LSTAR Securities Investment Ltd.
	2021-2, 1.93% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	144,153	143,120
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	499,993	500,414
			$1,721,351	$1,693,584

[1]	Variable rate security. Rate indicated is the rate effective at March 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 1, 2021, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for a Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2022.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 11 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2022, the Funds entered into reverse repurchase agreements as follows:

Fund	Number of Days Outstanding	Balance at March 31, 2022	Average Balance Outstanding	Average Interest Rate
Guggenheim Strategy Fund II	15	$-*	$9,212,096	0.32%

 * As of March 31, 2022, there were no open reverse repurchase agreements.

Note 12 – COVID-19 and Other Market Risks

The outbreak of COVID-19 and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, and market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates. Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by a Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Changing economic, political, geopolitical, social, or, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by a Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds' financial statements.

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds' annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds' Forms N-PORT and N-Q are available on the SEC's website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge, upon request, by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
Independent Trustees:
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2013 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155	Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present).	154	Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2013	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155	Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current:  SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2013	Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

			Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

Interested Trustee:
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2013 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

* The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.

** Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

*** Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

**** This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds' Investment Manager and/or the parent of the Investment Manager.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
Officers

Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014	Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2013	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017	Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).
Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014	Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2013	Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017	Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

* The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.

** Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

•	We use your information in connection with servicing your accounts.

•	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

•	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

•	We use information for security purposes. We may use your information to protect our company and our customers.

•	We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

•	We use information as otherwise permitted by law, as we may notify you.

•	Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3) Not applicable to registrant.

(a)(4) Not applicable to registrant.

(b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By: /s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: May 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: May 31, 2022

By: /s/ John L. Sullivan

Name: John L. Sullivan

Title: Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: May 31, 2022